Note 36 Other operating expense (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Disclosure of other operating expense [Line Items]
Change in inventories		€ 69	€ 62
Contribution To Guaranteed Banks Deposits Funds		457	490
Hiperinflation Adjustments other operating expense	[1]	822	916
Other operating expense	[2]	595	335
Miscellaneous other operating expense		€ 1,944	€ 1,803

[1]	(1) In the six months ended June 30, 2023, it includes €237 million due to Turkey and €571 million due to Argentina. In June 2022, it includes €554 million due to Turkey and €360 million due to Argentina.
[2]	(2) In the six months ended June 30, 2023, it includes €225 million corresponding to the estimated total annual amount of the temporary tax on credit institutions and financial credit establishments, according to Law 38/2022 of December 27, 2022.